Schedule of non-derivative financial instruments and other liabilities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Trade payables | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial liabilities	R$ 10,497,732	R$ 9,953,548
Fair value financial liabilities	10,497,732	9,953,548
Borrowings
IfrsStatementLineItems [Line Items]
Book value financial liabilities	34,396,267	42,422,544
Fair value financial liabilities	39,279,159	46,118,050
Braskem Idesa borrowings
IfrsStatementLineItems [Line Items]
Book value financial liabilities	12,093,189	12,429,659
Fair value financial liabilities	15,489,729	15,897,373
Loan to non-controlling shareholder of Braskem Idesa | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial liabilities	3,456,265	3,222,493
Fair value financial liabilities	3,456,265	3,222,493
Leniency agreement | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial liabilities	1,103,548	1,474,350
Fair value financial liabilities	1,103,548	1,474,350
Level 2 of fair value hierarchy [member] | Borrowings | Financial liabilities at amortised cost, category [member] | Foreign currency - other borrowings
IfrsStatementLineItems [Line Items]
Book value financial liabilities	4,770,837	5,959,493
Fair value financial liabilities	5,093,376	6,371,070
Level 2 of fair value hierarchy [member] | Borrowings | Financial liabilities at amortised cost, category [member] | Local currency
IfrsStatementLineItems [Line Items]
Book value financial liabilities	480,216	1,499,400
Fair value financial liabilities	1,774,825	2,591,920
Level 2 of fair value hierarchy [member] | Braskem Idesa borrowings | Financial liabilities at amortised cost, category [member] | Project Finance [Member]
IfrsStatementLineItems [Line Items]
Book value financial liabilities	7,122,422	7,700,072
Fair value financial liabilities	10,230,163	11,486,114
Level 2 of fair value hierarchy [member] | Debentures [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial liabilities	206,010	236,115
Fair value financial liabilities	210,997	248,778
Level 1 of fair value hierarchy [member] | Borrowings | Financial liabilities at amortised cost, category [member] | Foreign currency - Bond
IfrsStatementLineItems [Line Items]
Book value financial liabilities	29,145,214	34,963,651
Fair value financial liabilities	32,410,958	37,155,060
Level 1 of fair value hierarchy [member] | Braskem Idesa borrowings | Financial liabilities at amortised cost, category [member] | Bonds
IfrsStatementLineItems [Line Items]
Book value financial liabilities	4,970,767	4,729,587
Fair value financial liabilities	5,259,566	4,411,259
CashAndCashEquivalentMember
IfrsStatementLineItems [Line Items]
Book value financial assets	12,025,888	13,862,852
Fair value financial assets	12,025,888	13,862,852
CashAndCashEquivalentMember | Cash and banks | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	4,270,532	1,946,963
Fair value financial assets	4,270,532	1,946,963
CashAndCashEquivalentMember | Financial investments in Brazil | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	2,442,521	8,271,312
Fair value financial assets	2,442,521	8,271,312
CashAndCashEquivalentMember | Financial investments abroad | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	5,312,835	3,644,577
Fair value financial assets		3,644,577
Financial investments
IfrsStatementLineItems [Line Items]
Book value financial assets	2,952,490	3,642,791
Fair value financial assets	2,952,490	3,642,791
Financial investments | Letras financeiras do tesouro - LFT | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	1,574,299
Fair value financial assets	1,574,299	2,163,042
Financial investments | TimeDepositInvestmentsMember | Financial assets at amortised cost, class [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	72,228	53,941
Fair value financial assets	72,228	53,941
Financial investments | OtherMember | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	1,305,963	1,425,808
Fair value financial assets	1,305,963	1,425,808
TradeAccountsReceivablesMember | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	58,959	78,116
Fair value financial assets	58,959	78,116
TradeAccountsReceivablesMember | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	7,889,383	4,677,092
Fair value financial assets	R$ 7,889,383	R$ 4,677,092